INCOME TAXES - Deferred Tax Balances and Movement (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Reconciliation of changes in deferred tax liability (asset) [abstract]
Net deferred income tax liabilities, beginning balance	$ (1,586)	$ (1,400)
Net Income	79	(171)
Other Comprehensive Income	(14)	(121)	$ (68)
Other	26	66
Acquisitions/Dispositions	0	40
Net deferred income tax liabilities, ending balance	(1,495)	(1,586)	(1,400)
Deferred tax assets related to non-capital losses and capital losses
Reconciliation of changes in deferred tax liability (asset) [abstract]
Net deferred income tax liabilities, beginning balance	43	34
Net Income	(1)	9
Other Comprehensive Income	0	0
Other	(5)	0
Acquisitions/Dispositions	0	0
Net deferred income tax liabilities, ending balance	37	43	34
Deferred tax liabilities related to differences in tax and book basis, net
Reconciliation of changes in deferred tax liability (asset) [abstract]
Net deferred income tax liabilities, beginning balance	(1,629)	(1,434)
Net Income	80	(180)
Other Comprehensive Income	(14)	(121)
Other	31	66
Acquisitions/Dispositions	0	40
Net deferred income tax liabilities, ending balance	$ (1,532)	$ (1,629)	$ (1,434)